Note 4 - Other Investments (Details) - Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen [Abstract]
Available-for-sale—Fair Value Less than 12 Months	$ 549	¥ 56,524	¥ 27,902
Available-for-sale—Unrealized Losses Less than 12 Months	51	5,251	4,138
Available-for-sale—Fair Value	549	56,524	27,902
Available-for-sale—Unrealized Losses	$ 51	¥ 5,251	¥ 4,138